COST OF REVENUE (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Cost Of Revenue [Line Items]
Cost of Revenue		$ 71,651	$ 59,807	$ 187,246
Programmatic
Disclosure Of Cost Of Revenue [Line Items]
Cost of Revenue	[1]	31,572	31,918	142,676
Performance
Disclosure Of Cost Of Revenue [Line Items]
Cost of Revenue		$ 40,079	$ 27,889	$ 44,570

[1]	In 2021 and 2020 programmatic revenue are reported on a net basis and in 2019 on a gross basis, and performance revenue reported on a gross basis for all years presented (see Note 3k).